Investments in equity investees (Tables)	12 Months Ended
Mar. 31, 2018
Investments in equity investees
Investments in equity investees

	Cost method	Equity method	Total
	(in millions of RMB)
Balance as of April 1, 2016	33,264	58,197	91,461
Additions (i)	8,860	35,154	44,014
Share of results, other comprehensive income and other reserves (ii)	—	(2,074)	(2,074)
Disposals	(2,512)	(324)	(2,836)
Transfers (iii)	(3,763)	(5,891)	(9,654)
Impairment loss (iv)	(2,125)	(245)	(2,370)
Foreign currency translation adjustments	1,680	147	1,827

Balance as of March 31, 2017	35,404	84,964	120,368
Additions (i)	34,121	26,391	60,512
Share of results, other comprehensive income and other reserves (ii)	—	(3,660)	(3,660)
Disposals	(3,051)	(474)	(3,525)
Transfers (iii)	(1,725)	(9,011)	(10,736)
Impairment loss (iv)	(1,753)	(18,153)	(19,906)
Foreign currency translation adjustments	(3,054)	(299)	(3,353)

Balance as of March 31, 2018	59,942	79,758	139,700

(i)	Details of the significant additions of the investments in equity investees are set out in Note 4.
(ii)

Share of results, other comprehensive income and other reserves included the share of results of the equity investees, the gain or loss arising from the deemed disposal of the equity investees and the amortization of basis differences. The balance excluded the expenses in connection with the share-based awards relating to ordinary shares of the Company and Ant Financial granted to employees of certain equity investees (Note 8(d)).

(iii)

During the year ended March 31, 2017, transfers under the cost method were primarily related to the completion of the listing of YTO Express (Note 4(ab)) and the step acquisition of Damai (Note 4(d)). Transfers under the equity method were primarily related to the step acquisition of Youku (Note 4(g)).

During the year ended March 31, 2018, transfers under the equity method were primarily related to the consolidation of Cainiao Network (Note 4(b)) and Intime (Note 4(c)) upon the acquisition of control by the Company.

(iv)

The Company continually reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the financial condition, operating performance and the prospects of the equity investee; other company specific information such as recent financing rounds; the geographic region, market and industry in which the equity investee operates; and the length of time that the fair value of the investment is below its carrying value. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value. Impairment charges in connection with the equity method investments of nil, RMB245 million and RMB18,153 million were recorded in share of results of equity investees in the consolidated income statements for the years ended March 31, 2016, 2017 and 2018, respectively. Impairment charges in connection with the cost method investments of RMB902 million, RMB2,125 million and RMB1,753 million were recorded in interest and investment income, net in the consolidated income statements for the years ended March 31, 2016, 2017 and 2018, respectively.

Out of the impairment charges relating to the equity method investments for the year ended March 31, 2018, RMB18,116 million was related to the Company's investment in Alibaba Pictures. The impairment amount represented the difference between the market value and the carrying value of this investment as of December 31, 2017. In June 2015, following a financing transaction that diluted the Company's shareholding from a controlling position to minority investment, the Company deconsolidated the financial results of Alibaba Pictures and accounted for the investment in the remaining equity interest under the equity method. A gain of RMB24,734 million arising from the revaluation of the Company's remaining equity interest in Alibaba Pictures was recognized in interest and investment income, net in the consolidated income statement for the year ended March 31, 2016, with a corresponding increase in the carrying value of the investment. Since July 2015, the market value of Alibaba Pictures has declined and remained below the increased carrying value of this investment. Given the market price trend and Alibaba Pictures' strategic decision made in early 2018 to increase investments and expenses for market share growth of its online movie ticketing business, the Company determined that the decline in the market value against the carrying value of this investment was other-than-temporary and an impairment charge was recorded for the year ended March 31, 2018. The fair value measurements with respect to the impairments of other equity investees were individually insignificant and utilized a number of different unobservable inputs not subject to meaningful aggregation.

Schedule of summarized financial information for all of the Company's equity method investments

	Year ended March 31,
	2016	2017	2018
	(in millions of RMB)
Operating data:
Revenue	20,808	125,701	284,706
Cost of revenue	(17,505)	(109,790)	(242,068)
Loss from operations	(5,429)	(9,071)	(7,072)
Net (loss) income	(1,504)	(6,743)	195

	As of March 31,
	2017	2018
	(in millions of RMB)
Balance sheet data:
Current assets	137,900	200,742
Non-current assets	122,844	184,310
Current liabilities	93,354	162,340
Non-current liabilities	12,375	26,107
Noncontrolling interests and mezzanine equity	7,443	16,586